Document And Entity Information	6 Months Ended
Jun. 30, 2026
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	T3 Defense Inc.
Entity Central Index Key	0001787518
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false